Borrowings, Other Debts and Derivative Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Borrowings, Other Debts and Derivative Liabilities [Abstract]
Schedule of Short-Term Borrowings

The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2024 and 2025. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Bank borrowings	15,213	9,063

Schedule of Maturities of Short-Term Borrowings and Long-Term Borrowings

Future principal maturities of short-term borrowings as of March 31, 2024 and 2025 are as followings:

	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB
For the year ending March 31,
- Within 1 year	15,213	9,063
Total	15,213	9,063

Schedule of Other Debts – Non-Current

Other debts – non-current consist of the following:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Loan from Chong Li (a)	10,000	-
Loan for Yoken Series A-1 Warrant (b)	32,441	38,435
Payable for investment	1,500	200
Total	43,941	38,635

(a) Loan from Chong Li

Shanghai Guangcheng signed loan agreement with Chong Li in March 2020 (“Loan from Chong Li”). The loan was interest-free with a principal amount of RMB128 million. The term is 5 years and can be extended if agreed by both Chong Li and Shanghai Guangcheng. The Company accounted for Loan from Chong Li as a long-term debt initially recognized in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) and subsequently measured at amortized cost. During the years ended March 31, 2024 and 2025, the Company repaid the principal of Loan from Chong Li of RMB6.8 million and RMB10.0 million, respectively. For the years ended March 31, 2024 and 2025, the Company recorded no interests for both periods.

The Company issued preferred shares to be settled by Superb Origin International Limited (“Superb Origin”, Chong Li is the 100% equity owner of Superb Origin) after Shanghai Guangcheng repaid the Loan from Chong Li. The Company recorded a receivable for issuance of preferred shares in the amount of RMB95 million (which is the present value of the principal amount of RMB128 million) in mezzanine equity for the consideration of the preferred shares not yet received from Superb Origin. After the completion of the IPO in October 2020, preferred shares were automatically converted into Class A ordinary shares. The Company then recorded the unreceived consideration from Superb Origin as receivable for issuance of ordinary shares under shareholders’ equity (Note 21).

In September 2023, Shanghai Guangcheng entered into a debt waiver agreement with Chong Li, which provided that Chong Li waivered RMB75.28 million of the borrowings payable not yet paid by Shanghai Guangcheng. At the same time, the Company entered into a debt waiver agreement with Superb Origin, which provided that the Company would waive the outstanding investment amount of USD 11.25 million payable by Superb Origin to it. Accordingly, the Company offset the waiver amount against “other debts” and “receivable for issuance of ordinary shares” accordingly. The Company recorded an investment loss of RMB1.4 million on this transaction (Note 16).

(b) Yoken Series A-1 Warrant

On March 2, 2020, Yoken Holding Limited (“Yoken”), a wholly owned subsidiary of the Company, entered into a share purchase agreement with three investors (“Yoken Series A-1 SPA”). According to the Yoken Series A-1 SPA, Yoken will issue each investor a warrant (“Yoken Series A-1 Warrant”) to purchase certain quantity of Yoken’s Series A-1 Preferred Shares (“Yoken Series A-1 Preferred Shares”). As the consideration for each Yoken Series A-1 Warrant, the respective investor shall provide a loan (“Loan for Yoken Series A-1 Warrant”) carrying a simple interest of 10% per annum to Chengdu Chongaita Information Technology Co., Ltd. (“Chongaita”), a wholly owned PRC subsidiary of Yoken. Yoken will only issue the Yoken Series A-1 Warrants after Chongaita has received all loan proceeds. Both the issuance of the Yoken Series A-1 Warrants and the receipt of the loan proceeds are closing conditions of the transactions in the Yoken Series A-1 SPA. The Company accounted for the loan as a term loan carrying an annual simple interest of 10%. As of March 31, 2020, the carrying value of the loan proceeds of Yoken Series A-1 Warrant was RMB18 million.

On October 23, 2020, one of the investors terminated and entered into a new share purchase agreement with Yoken, pursuant to which 120,000 Yoken Series A-1 Preferred Shares were issued on October 23, 2020 for an aggregated consideration of RMB6 million. On the same day, the Company issued the remaining two investors two warrants to purchase up to 360,000 and 200,000 Yoken Series A-1 Preferred Shares at an exercise price per share of US$ 7.14 in connection with a loan of RMB18 million (equivalent to US$2.5 million) and RMB10 million (equivalent to US$1.4 million) granted to Chongaita (“Loan for Yoken Series A-1 Warrant”). As a debt modification, the Company reversed RMB1.4 million interest expense as other gains, net. The Company recognized the Yoken Series A-1 Warrant and bifurcated the conversion feature as derivative liability out of the total consideration received. As of March 31, 2024 and 2025, the carrying value of Yoken Series A-1 Warrant were RMB32.4 million and RMB 38.4 million, respectively, and fair value of conversion feature were RMB 5.7million and RMB0.005 million, respectively.

Schedule of Derivative Liabilities

Derivative liabilities

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Conversion feature of Yoken Series A-1 Warrant (a)	5,721	5
Total	5,721	5

(a) The warrant issued in connection with Yoken Series A-1 Warrant is embedded instead of freestanding because it is (1) issued in connection with the instrument and (2) not separately exercisable without terminating the debt instruments. Therefore, each combined instrument (loan with embedded warrant) is substantially similar to a convertible debt where the embedded warrant is similar to a conversion feature able to convert the debt instrument into the Preferred Shares.

The Company assessed the embedded warrant along with the conversion features in Yoken Series A-1 Warrant and concluded that it is required to be bifurcated and accounted for separately as derivative liabilities. This is because (1) the embedded warrant or conversion feature, as an equity-linked feature, is not considered clearly and closely related to its debt host instrument, and (2) the redemption rights of the convertible Preferred Shares could give rise to net settlement of the conversion feature of the Preferred Shares.